Document And Entity Information	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity Registrant Name	OLD DOMINION ELECTRIC COOPERATIVE
Entity Central Index Key	0000885568
Entity Emerging Growth Company	false
Entity File Number	000-50039
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	23-7048405
Entity Address, Address Line One	4201 Dominion Boulevard
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	747-0592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NONE